Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Net earnings	$ 103.9	$ 60.6	$ 70.3
Items that will not be reclassified to net earnings:
Gains (losses) on pension and non-pension post-employment benefit plans	9.3	(9.3)	(8.7)
Items that may be reclassified to net earnings:
Currency translation differences for foreign operations	(7.7)	4.3	(0.2)
Total comprehensive income	101.6	59.7	64.5
Currency forward
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	(13.5)	8.5	10.8
Interest rate swap
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	$ 9.6	$ (4.4)	$ (7.7)